Events after the reporting date (Details) $ in Millions		1 Months Ended
	Feb. 07, 2022 $ / shares	Jan. 31, 2022 shares $ / shares	Feb. 23, 2022 USD ($)
Share Transactions [Member]
Restricted Shares [Abstract]
Number of shares, awarded (in shares)		697,953
Number of shares, vested in year one (in shares)		149,588
Number of shares, vested in year two (in shares)		149,588
Number of shares, vested in year three (in shares)		124,594
Number of shares, vested in year four (in shares)		149,589
Number of shares, vesting subject to certain market conditions (in shares)		124,594
Number of shares, vesting in year one to three (in shares)		573,359
Number of shares granted, share price (in dollars per share) | $ / shares		$ 4.29
Share Transactions [Member] | Board of Directors [Member]
Restricted Shares [Abstract]
Number of shares, awarded (in shares) | $ / shares		175,000
Dividend Declared for Q1 [Member]
Dividend [Abstract]
Dividend declare date	Feb. 07, 2022
Dividend declared (in dollars per share) | $ / shares	$ 0.02
Dividends payable date	Feb. 24, 2022
Dividend record date	Feb. 17, 2022
Total dividend payment | $			$ 3.3